Derivative Instrument - Cash Flow Hedge (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedging [Member]
Derivative [Line Items]
Notional Amount	$ 8,000	$ 8,000
Weighted average fixed pay rate	2.44%	2.44%
Weighted average variable receive rate	0.24%	0.24%
Weighted average maturity in years	1 year 0 months 0 days	2 years 0 months 0 days
Unrealized loss relating to interest rate swap	157	312
Collateral Already Posted, Aggregate Fair Value	$ 400	$ 400